Investment In Films and Television Programs and Program Rights	12 Months Ended
Mar. 31, 2018
Investment In Films And Television Programs and Program Rights [Abstract]
Investment In Films and Television Programs and Program Rights
Investment in Films and Television Programs and Program Rights

	March 31, 2018(1)	March 31, 2017(1)
	(Amounts in millions)
Motion Pictures Segment - Theatrical and Non-Theatrical Films
Released, net of accumulated amortization	$410.5	$610.5
Acquired libraries, net of accumulated amortization	2.1	2.3
Completed and not released	55.0	24.1
In progress	347.2	169.3
In development	24.6	29.7
	839.4	835.9
Television Production Segment - Direct-to-Television Programs
Released, net of accumulated amortization	238.9	230.6
In progress	186.6	196.0
In development	4.8	7.3
	430.3	433.9
Media Networks Segment
Released program rights, net of accumulated amortization	616.9	639.3
In progress	45.6	92.1
In development	30.0	4.1
	692.5	735.5

Intersegment eliminations	(17.0)	(14.1)

Investment in films and television programs and program rights, net	1,945.2	1,991.2
Less current portion of program rights	(253.2)	(261.7)
Non-current portion	$1,692.0	$1,729.5

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(1)
As a result of the segment reorganization during the three months ended June 30, 2018 (see Note 15), the Company has presented segment data for the fiscal year ended March 31, 2018 under the new segment structure, and prior year segment data has been presented in a manner that conforms to the current year presentation.

The Company expects approximately 47.3% of completed films and television programs, excluding licensed program rights, will be amortized during the one-year period ending March 31, 2019. Additionally, the Company expects approximately 82.3% of completed and released films and television programs, excluding licensed program rights and acquired libraries, will be amortized during the three-year period ending March 31, 2021. Licensed program rights expected to be amortized within one-year from the balance sheet date are classified as short-term in the consolidated balance sheet.